Note 3: Other Current Assets: Schedule of Other Current Assets (Tables)	12 Months Ended
May 31, 2013
Tables/Schedules
Schedule of Other Current Assets

Schedule of Other Current Assets

Other Current Asset	May 31, 2013	May 31, 2012
Other Current Assets, Beginning Balance	$833,274	$0
Prepaid Legal	$(3,274)	$8,274
Prepaid Financial Services	$1,336,000	$900,000
Less: Amortization	(1,185,000)	(75,000)
Other Current Assets, Balance end of period	$981,000	$833,274